18. Deferred taxes and contributions (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax assets	R$ 1,054,103	R$ 1,252,416	R$ 1,183,942
Deferred tax liabilities	130,182	138,071	(1,055,700)
Deferred tax assets (liabilities), net	(36,754)	186,345	R$ 128,242	R$ 209,478
to be realized within 12 months
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax assets	221,999	314,725
Deferred tax liabilities	(51,520)	(143,428)
to be realized after one year
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax assets	832,104	937,691
Deferred tax liabilities	R$ (1,039,337)	R$ (922,643)